Note 8 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Balance at end of the year	$5,949	$6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$7,500	$9,223